Income Tax (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Tax (Details) [Line Items]
Offset future taxable income
Change valuation allowance	103	28,608	103
Federal [Member]
Income Tax (Details) [Line Items]
Operating loss carryforwards